Financial instruments: classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Assets	£ 781,992	£ 799,491	£ 723,039
Financial Assets	781,992	799,491
Cash and balances at central banks
Financial instruments
Financial Assets	177,757	124,489
Trading assets
Financial instruments
Financial Assets	59,158	68,990
Derivatives [Member]
Financial instruments
Net hedging derivative assets	44	93
Financial Assets	106,139	166,523
Settlement balances
Financial instruments
Financial Assets	2,141	2,297
Loans to banks - amortised cost
Financial instruments
Items in course of collection from other banks	67	148
Financial Assets	7,682	6,955
Loans to customers - amortised cost
Financial instruments
Financial Assets	358,990	360,544
Other financial assets
Financial instruments
Financial Assets	46,145	55,148
Intangible assets other than goodwill
Financial instruments
Financial Assets	6,723	6,655
Assets, other [Member]
Financial instruments
Financial Assets	8,242	7,890
Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	9,015
Other assets
Financial instruments
Assets	23,980	14,545
Other assets | Intangible assets other than goodwill
Financial instruments
Assets	6,723	6,655
Other assets | Assets, other [Member]
Financial instruments
Assets	8,242	7,890
Other assets | Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	9,015
MVFTPL
Financial instruments
Financial Assets	165,614	235,953
MVFTPL | Trading assets
Financial instruments
Financial Assets	59,158	68,990
MVFTPL | Derivatives [Member]
Financial instruments
Financial Assets	106,139	166,523
MVFTPL | Other financial assets
Financial instruments
Financial Assets	317	440
FVOCI
Financial instruments
Financial Assets	37,266	44,902
FVOCI | Other financial assets
Financial instruments
Financial Assets	37,266	44,902
Amortised cost
Financial instruments
Financial Assets	555,132	504,091
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	177,757	124,489
Amortised cost | Settlement balances
Financial instruments
Financial Assets	2,141	2,297
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	7,682	6,955
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	358,990	360,544
Amortised cost | Other financial assets
Financial instruments
Financial Assets	£ 8,562	£ 9,806